Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
C000012146
Account Value [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Balanced Portfolio
Account Value	$ 22,344	$ 22,154	$ 21,063	$ 20,540	$ 19,463	$ 17,758	$ 18,326	$ 17,591	$ 17,024	$ 15,864	$ 16,671	$ 18,615	$ 19,865	$ 18,550	$ 18,362	$ 17,271	$ 16,691	$ 15,437	$ 14,579	$ 12,993	$ 15,080	$ 14,337	$ 13,889	$ 13,369	$ 12,312	$ 13,199	$ 12,595	$ 12,501	$ 12,747	$ 12,197	$ 11,796	$ 11,487	$ 11,111	$ 10,769	$ 10,508	$ 10,200	$ 10,009	$ 9,623	$ 10,032	$ 10,081	$ 10,000
C000012149
Account Value [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
Account Value	$ 12,485	12,545	12,090	11,970	11,903	11,441	11,418	11,429	11,212	11,031	11,246	11,450	11,893	11,981	11,970	11,882	11,947	11,829	11,721	11,184	11,325	11,262	11,147	10,938	10,715	10,633	10,572	10,552	10,614	10,614	10,544	10,474	10,387	10,485	10,426	10,289	10,112	10,141	10,093	10,103	10,000
C000012150
Account Value [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Small Company Growth Portfolio
Account Value	$ 22,947	22,723	21,241	21,982	20,602	18,321	19,830	18,859	17,219	16,101	16,695	20,971	23,067	22,650	23,241	21,831	20,196	16,056	15,116	11,397	16,395	14,896	15,308	15,060	12,804	16,172	15,100	14,110	13,800	13,116	12,432	11,922	11,177	10,876	9,841	9,503	9,725	9,327	10,698	10,511	10,000
C000012151
Account Value [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio
Account Value	$ 11,326	11,683	11,109	11,099	11,187	10,482	10,829	10,924	10,596	10,421	10,925	11,479	12,209	12,219	12,219	11,979	12,423	12,345	12,267	11,918	11,547	11,547	11,273	10,942	10,625	10,460	10,460	10,478	10,648	10,603	10,522	10,370	10,281	10,622	10,578	10,342	10,033	10,093	9,974	10,161	10,000
C000012153
Account Value [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Capital Growth Portfolio
Account Value	$ 32,086	32,823	32,603	30,883	28,292	25,779	25,846	23,625	22,106	20,209	21,537	24,897	26,156	24,376	25,217	23,628	21,521	18,960	17,284	14,756	18,320	16,405	16,252	15,938	14,482	16,735	15,330	14,893	14,655	13,691	12,981	12,297	11,375	11,094	10,124	10,092	10,262	9,480	10,051	10,201	10,000
C000012154
Account Value [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Diversified Value Portfolio
Account Value	$ 25,375	25,360	24,125	23,988	22,087	19,854	20,222	19,176	18,386	16,523	17,468	20,434	20,773	19,249	19,178	17,904	15,922	13,408	12,596	10,580	14,244	13,205	13,023	12,530	11,332	13,080	12,147	11,854	12,469	11,825	11,766	11,466	11,019	10,440	10,188	9,808	9,755	9,312	10,079	9,961	10,000
C000012155
Account Value [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Equity Income Portfolio
Account Value	$ 25,684	25,919	23,880	24,033	22,310	20,462	20,910	20,267	20,639	18,139	19,192	20,981	20,776	19,118	19,162	18,214	16,578	14,645	13,962	12,410	16,056	15,040	14,747	14,302	12,904	14,253	13,536	13,353	13,722	12,898	12,324	12,102	11,605	11,053	10,859	10,413	10,085	9,420	9,957	9,981	10,000
C000012157
Account Value [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Growth Portfolio
Account Value	$ 39,310	37,370	35,910	33,386	29,527	25,949	26,882	23,934	21,070	20,559	21,349	28,055	31,620	30,249	29,885	27,002	26,828	23,716	21,342	16,408	18,749	17,413	17,385	16,182	14,011	16,399	15,276	14,502	13,983	13,173	12,304	11,611	10,681	11,055	10,458	10,431	10,798	9,989	10,578	10,439	10,000
C000012158
Account Value [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - High Yield Bond Portfolio
Account Value	$ 15,575	15,638	14,944	14,775	14,651	13,659	13,679	13,540	13,122	12,518	12,613	13,800	14,456	14,385	14,241	13,900	13,944	13,308	12,776	11,780	13,195	12,857	12,631	12,245	11,407	11,907	11,604	11,559	11,727	11,727	11,497	11,208	10,960	10,877	10,411	10,082	9,842	9,907	10,192	10,205	10,000
C000012159
Account Value [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - International Portfolio
Account Value	$ 22,411	23,707	22,105	21,606	20,559	18,475	20,308	20,098	17,931	15,869	17,708	21,538	25,660	26,358	27,651	25,802	26,062	21,330	18,381	13,883	16,539	14,520	14,942	14,469	12,604	14,799	14,984	14,897	14,424	13,875	12,551	11,385	10,115	10,829	9,768	9,695	9,923	9,267	10,675	10,545	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,793	11,210	11,203	11,291	10,570	10,923	11,016	10,699	10,502	11,026	11,569	12,299	12,298	12,291	12,071	12,492	12,409	12,332	11,985	11,620	11,599	11,341	11,003	10,688	10,516	10,514	10,531	10,687	10,645	10,556	10,406	10,321	10,638	10,589	10,360	10,055	10,113	9,990	10,161	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,793	11,210	11,203	11,291	10,570	10,923	11,016	10,699	10,502	11,026	11,569	12,299	12,298	12,291	12,071	12,492	12,409	12,332	11,985	11,620	11,599	11,341	11,003	10,688	10,516	10,514	10,531	10,687	10,645	10,556	10,406	10,321	10,638	10,589	10,360	10,055	10,113	9,990	10,161	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401	10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Bloomberg U.S. Aggregate Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Account Value	$ 11,476	11,830	11,253	11,245	11,326	10,613	10,954	11,049	10,726	10,531	11,047	11,596	12,338	12,333	12,326	12,090	12,536	12,448	12,367	12,004	11,635	11,618	11,354	11,007	10,687	10,520	10,516	10,537	10,695	10,652	10,563	10,408	10,321	10,646	10,598	10,358	10,044	10,106	9,987	10,166	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401	10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401	10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401	10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401	10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,793	11,210	11,203	11,291	10,570	10,923	11,016	10,699	10,502	11,026	11,569	12,299	12,298	12,291	12,071	12,492	12,409	12,332	11,985	11,620	11,599	11,341	11,003	10,688	10,516	10,514	10,531	10,687	10,645	10,556	10,405	10,321	10,638	10,589	10,360	10,055	10,113	9,990	10,161	10,000
NACC2 Index: MSCI All Country World Index ex USA
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA
Account Value	$ 15,985	17,300	16,009	15,857	15,147	13,801	14,342	14,001	13,101	11,464	12,724	14,748	15,597	15,319	15,790	14,971	14,465	12,362	11,635	10,020	13,073	12,002	12,222	11,868	10,759	12,151	12,066	12,390	12,538	11,941	11,248	10,633	9,858	9,983	9,338	9,398	9,434	9,137	10,403	10,349	10,000
NACC2 Index: Variable Insurance Balanced Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Variable Insurance Balanced Composite Index
Account Value	$ 24,305	24,202	22,876	22,265	20,889	18,943	19,568	18,557	17,501	16,508	17,352	19,860	20,995	19,592	19,518	18,313	17,892	16,490	15,529	13,467	15,451	14,575	14,276	13,693	12,421	13,588	12,922	12,667	12,817	12,252	11,861	11,545	11,072	10,922	10,631	10,362	10,138	9,698	10,069	10,143	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401	10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value	$ 12,528	12,588	12,138	12,025	11,963	11,508	11,479	11,489	11,293	11,095	11,320	11,522	11,958	12,040	12,029	11,956	12,024	11,911	11,815	11,291	11,431	11,336	11,208	10,982	10,726	10,627	10,561	10,533	10,608	10,622	10,548	10,459	10,367	10,461	10,416	10,281	10,106	10,148	10,104	10,115	10,000
NACC2 Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 24,677	24,092	22,518	23,509	21,666	19,242	20,655	19,409	18,217	17,397	17,418	21,651	24,688	24,639	25,541	24,087	23,503	18,669	17,069	12,847	16,732	15,132	15,629	15,008	12,613	15,782	14,726	13,955	13,631	12,817	12,117	11,637	10,952	10,675	9,978	9,716	9,981	9,615	10,809	10,744	10,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	23,036	21,051	21,517	19,743	18,031	18,620	17,891	17,713	15,756	16,694	19,015	19,157	17,776	17,915	17,028	15,306	13,166	12,469	10,910	14,890	13,863	13,677	13,171	11,767	13,329	12,610	12,464	12,827	12,178	11,811	11,654	11,285	10,579	10,223	9,775	9,617	9,104	9,939	9,928	10,000
NACC2 Index: FTSE High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Account Value	$ 25,532	25,462	23,400	23,677	21,701	19,886	20,274	19,993	20,360	17,680	18,802	20,576	20,426	18,669	18,788	17,972	16,187	14,189	13,697	12,171	16,002	15,018	14,656	14,263	12,880	14,252	13,479	13,296	13,681	12,869	12,309	12,136	11,742	11,095	10,913	10,454	10,039	9,332	9,944	9,974	10,000
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	44,038	42,677	39,394	35,358	30,972	31,972	28,342	24,782	24,249	25,154	31,809	34,971	31,326	30,968	27,666	27,408	24,604	21,732	17,000	19,790	17,890	17,628	16,846	14,510	17,251	15,801	14,941	14,733	13,659	12,898	12,322	11,314	11,201	10,711	10,645	10,567	9,846	10,396	10,384	10,000
NACC2 Index: High-Yield Corporate Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	High-Yield Corporate Composite Index
Account Value	$ 15,966	15,996	15,334	15,157	14,978	14,000	13,977	13,806	13,357	12,797	12,895	14,170	14,893	14,793	14,665	14,315	14,273	13,539	13,019	11,853	13,274	12,961	12,733	12,382	11,582	11,982	11,726	11,658	11,783	11,740	11,532	11,293	11,054	10,943	10,453	10,052	9,747	9,844	10,255	10,256	10,000
NACC2 Index: Bloomberg U.S. Corporate High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Account Value	$ 16,552	$ 16,523	$ 15,694	$ 15,524	$ 15,299	$ 14,276	$ 14,211	$ 13,967	$ 13,486	$ 12,946	$ 13,030	$ 14,450	$ 15,185	$ 15,077	$ 14,945	$ 14,546	$ 14,423	$ 13,549	$ 12,954	$ 11,757	$ 13,466	$ 13,122	$ 12,950	$ 12,634	$ 11,779	$ 12,338	$ 12,049	$ 11,926	$ 12,029	$ 11,973	$ 11,741	$ 11,492	$ 11,190	$ 10,997	$ 10,418	$ 9,874	$ 9,553	$ 9,755	$ 10,253	$ 10,252	$ 10,000